STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,894,035)	3.63	5/20/2033	1,725,631	1,801,714

Long-Term Municipal Investments - 98.9%
Alabama - 3.6%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,500,000	1,754,730
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	2,970,597
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	1,163,800
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	3,260,000	4,055,244
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	4,023,740
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,604,620
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	3,745,000	4,147,925
				20,720,656
Arizona - 1.4%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000	5,873,550
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,902,735
				7,776,285
Arkansas - .6%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,893,975
University of Arkansas, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2036	1,585,000	1,810,070
				3,704,045
California - 3.5%
California, GO	5.00	10/1/2030	2,500,000	3,312,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
California - 3.5% (continued)
California, GO, Refunding	5.00	4/1/2033	4,645,000	6,083,231
California, GO, Refunding	5.00	8/1/2030	2,500,000	3,127,700
California Public Works Board, Revenue Bonds, Refunding, Ser. H	5.00	12/1/2026	1,355,000	1,614,442
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[a] 1,118,870
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[b] 4,950,632
University of California, Revenue Bonds, Ser. Q	5.25	5/15/2023	125,000	125,518
				20,333,043
Colorado - 4.2%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	3,141,575
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,241,450
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2030	1,750,000	2,314,183
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	17,820,685
				24,517,893
Connecticut - 2.9%
Connecticut, GO, Ser. A	5.00	10/15/2025	5,500,000	6,246,900
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000	6,377,635
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	2,500,000	3,014,825
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,132,790
				16,772,150
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	4,408,390
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,371,250
				7,779,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Florida - 7.0%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000		2,384,440
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	3,605,000		3,919,536
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000		6,299,750
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	5,500,000		6,474,270
Florida Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000		1,735,493
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2030	1,250,000		1,486,000
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000		1,554,802
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000		2,033,115
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000		2,904,175
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	1,000,000		1,087,320
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.75	10/1/2028	1,500,000		1,716,765
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000		3,831,259
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000		2,144,993
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000		3,012,650
				40,584,568
Georgia - 2.4%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2031	2,000,000		2,390,760
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000		1,620,635
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		3,062,500
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000		3,273,871
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.85	9/1/2023	2,500,000	[c]	2,497,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Georgia - 2.4% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2027	1,000,000	1,132,700
				13,977,591
Hawaii - .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,994,606
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,863,840
				3,858,446
Illinois - 13.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	3,096,400
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,408,908
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,420,000
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.50	1/1/2026	3,300,000	3,540,306
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,530,000	3,864,503
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,633,880
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,479,490
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	2,060,000	2,229,929
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,090,240
Cook County II, GO, Refunding, Ser. A	5.25	11/15/2033	3,500,000	3,523,555
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,961,276
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	3,112,668
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2023	1,000,000	[d] 1,129,670
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,425,768

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 13.1% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,453,681
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	5,000,000	5,242,850
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,751,989
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.25	6/1/2021	3,300,000	3,416,226
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	3,431,550
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,358,660
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	3,269,530
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,244,230
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2026	7,595,000	8,367,032
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2032	3,655,000	4,070,683
				75,523,024
Indiana - 2.9%
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) Ser. A	5.25	10/1/2023	2,500,000	2,633,375
Indiana Finance Authority, Revenue Bonds, Refunding (Butler University Project) Ser. B	5.00	2/1/2030	1,400,000	1,458,758
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000	1,649,685
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,579,240
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000	2,793,898
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	4,697,400
				16,812,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	1,390,000	1,407,625
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2032	2,280,000	2,675,762
				4,083,387
Kentucky - 2.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,255,000	1,385,897
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	1,742,760
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,500,000	6,183,375
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	1,169,600
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2021	1,685,000	[d] 1,735,112
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2021	510,000	[d] 525,167
				12,741,911
Louisiana - .6%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,691,225
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,004,900
				3,696,125
Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	2,924,692
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,779,163
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000	2,831,055
				9,534,910
Massachusetts - 4.0%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	4,279,450
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2034	2,630,000	3,148,110

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 4.0% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2022	6,645,000	7,076,991
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2026	1,500,000	1,823,025
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,242,480
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	4,451,370
				23,021,426
Michigan - 5.8%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	6,000,500
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/15/2030	3,870,000	4,271,396
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/1/2025	3,180,000	3,699,453
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,149,570
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2023	5,000,000	5,660,550
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,466,100
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Ascension Health Senior Credit Group) Ser. F	4.00	6/1/2023	2,500,000	2,735,850
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	5,183,331
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2032	940,000	1,223,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Michigan - 5.8% (continued)
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2031	1,000,000	1,314,820
				33,704,820
Missouri - 2.9%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	4,311,471
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,161,185
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2028	1,300,000	1,576,926
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2026	1,000,000	1,224,770
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,750,012
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,865,663
				16,890,027
Nebraska - 1.6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,202,010
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	2,250,000	2,636,032
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2029	4,750,000	5,581,392
				9,419,434
Nevada - .1%
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	564,285
New Jersey - 4.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,423,768
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,522,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 4.5% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,594,236
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,875,450
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,743,896
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,559,300
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	4,022,253
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,853,395
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,668,399
				26,263,417
New York - 4.1%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	945,000	993,479
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	1,555,000	1,629,904
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,378,454
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000	1,493,487
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	1,000,000	1,315,510
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,596,037
New York City Transitional Finance Authority, Revenue Bonds (Future Tax Secured) Ser. I	5.00	5/1/2028	1,000,000	1,117,700
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000	1,285,400
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	3,000,000	3,437,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 4.1% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,091,030
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	5.38	6/1/2028	735,000	736,455
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,583,170
				23,657,876
North Carolina - .8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	2,500,000	2,888,575
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,848,960
				4,737,535
Ohio - 2.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,970,225
Montgomery County, Revenue Bonds, Ser. A	5.75	11/15/2022	2,970,000	3,000,561
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,581,150
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	2,105,301
Sycamore Community City School District, GO, Refunding	4.00	12/1/2030	4,115,000	5,105,480
				15,762,717
Oregon - .6%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000	654,265
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,933,025
				3,587,290
Pennsylvania - 6.6%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000	3,155,375
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.51	9/1/2022	4,000,000	[c] 3,974,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 6.6% (continued)
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	1,090,260
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,233,040
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2025	1,700,000	2,060,808
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,750,000	1,794,048
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000	1,925,069
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	4,241,779
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,995,464
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000	3,906,012
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000	1,955,052
Philadelphia, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,198,270
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000	1,348,712
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,749,000
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,511,700
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. C	5.00	9/1/2021	55,000	55,000
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	3,030,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 6.6% (continued)
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[d] 12,723
				38,237,302
South Carolina - .9%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,496,620
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,728,645
				5,225,265
Tennessee - 1.5%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000	2,709,975
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,000,000	2,287,900
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,874,026
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,760,130
				8,632,031
Texas - 5.4%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,752,765
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2032	1,350,000	1,562,720
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,856,125
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. E	5.00	11/1/2022	4,000,000	4,365,320
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,486,774
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	2,972,155
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2024	1,000,000	1,156,190
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,581,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 5.4% (continued)
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	2,202,463
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,866,250
Tarrant County College District, GO	5.00	8/15/2024	1,300,000	1,540,864
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,669,780
				31,013,066
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000	4,777,960
Utah - 1.0%
Salt Lake City Corp. Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,958,600
Virginia - 1.4%
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	5,054,868
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	2,900,000	3,017,421
				8,072,289
Washington - 2.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,554,175
King County Public Hospital District No. 1, GO, Refunding	5.00	12/1/2030	6,930,000	8,142,681
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	3,120,350
Port of Seattle, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	2,485,000	2,690,211
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,478,002
				16,985,419
Wisconsin - 2.4%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,511,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Wisconsin - 2.4% (continued)
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	5,228,640
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	2,241,673
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,537,325
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,890,000	2,176,222
				13,695,048
Total Long-Term Municipal Investments (cost $535,283,382)			572,621,837
Total Investments (cost $537,177,417)			99.2%	574,423,551
Cash and Receivables (Net)			0.8%	4,530,706
Net Assets			100.0%	578,954,257

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $1,118,870 or .19% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,801,714	-	1,801,714
Municipal Securities	-	572,621,837	-	572,621,837

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2020, accumulated net unrealized appreciation on investments was $37,246,134, consisting of $38,129,817 gross unrealized appreciation and $883,683 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.